VESSELS UNDER CAPITAL LEASES, NET	12 Months Ended
Dec. 31, 2018
Vessels Under Capital Leases [Abstract]
VESSELS UNDER CAPITAL LEASES, NET
VESSELS UNDER CAPITAL LEASE, NET

(in thousands of $)
Balance at December 31, 2016	2,956
Depreciation	(895)
Balance at December 31, 2017	2,061
Depreciation	(896)
Balance at December 31, 2018	1,165

The outstanding obligations under capital leases at December 31, 2018 are payable as follows:

(in thousands of $)
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	7,735
Less: imputed interest	(300)
Present value of obligations under capital leases	7,435

As of December 31, 2018, we held one vessel under capital lease (December 31, 2017: one vessel). The lease is for an initial term of 10 years. The remaining period of the lease at December 31, 2018 is two years (December 31, 2017: three years).

As of December 31, 2018, we had the following purchase options for the one vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2019	36,250
Golden Eclipse	April 2020	33,550

Our lease obligation is secured by the lessor's title to the leased asset and by a guarantee issued to the lessor (Golden Eclipse).